Average Annual Total Returns - NVIT Investor Destinations Capital Appreciation Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Class Z Shares 1 Year	Class Z Shares 5 Years	Class Z Shares 10 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	11.62%	9.14%	7.97%	11.80%	9.31%	8.12%	11.62%	9.14%	7.97%	12.79%	9.74%	7.77%